EMPLOYEE BENEFIT LIABILITIES - Disclosure of changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	$ (1,495)	$ (2,382)
Expenses recognized in profit or loss
Current service cost	(340)	(405)
Net interest expense	(58)	(47)
Past service cost and effect of settlements	(35)
Total expense recognized in profit or loss for the period	(433)	(452)
Payments from the plan	14	25
Actuarial gain (loss) arising from changes in financial assumptions	81	775
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	(11)	(36)
Total effect on other comprehensive income for the Period	70	739
Effect of changes in foreign exchange rates	32	239
Contributions by employer	239	336
Balance at ending	(1,573)	(1,495)
Defined benefit obligation
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	(8,153)	(9,848)
Expenses recognized in profit or loss
Current service cost	(340)	(405)
Net interest expense	(409)	(245)
Past service cost and effect of settlements	(35)
Total expense recognized in profit or loss for the period	(784)	(650)
Payments from the plan	148	374
Actuarial gain (loss) arising from changes in financial assumptions	81	775
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	(7)	87
Total effect on other comprehensive income for the Period	74	862
Effect of changes in foreign exchange rates	223	1,109
Contributions by employer	0	0
Balance at ending	(8,492)	(8,153)
Fair value of plan assets
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	6,658	7,466
Expenses recognized in profit or loss
Current service cost	0	0
Net interest expense	351	198
Past service cost and effect of settlements	0
Total expense recognized in profit or loss for the period	351	198
Payments from the plan	(134)	(349)
Actuarial gain (loss) arising from changes in financial assumptions	0	0
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	(4)	(123)
Total effect on other comprehensive income for the Period	(4)	(123)
Effect of changes in foreign exchange rates	(191)	(870)
Contributions by employer	239	336
Balance at ending	$ 6,919	$ 6,658